NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements Disclosure [Abstract]
Nature of Operations [Text Block]
1.	Nature of Business

Organization

Chanticleer Holdings, Inc. (the “Company”) was organized October 21, 1999, under its original name, Tulvine Systems, Inc., under the laws of the State of Delaware. The Company previously had limited operations and was considered a development stage company until July 2005. On April 25, 2005, the Company formed a wholly owned subsidiary, Chanticleer Holdings, Inc. On May 2, 2005, Tulvine Systems, Inc. merged with and changed its name to Chanticleer Holdings, Inc.

The consolidated financial statements include the accounts of Chanticleer Holdings, Inc. and its subsidiaries, Chanticleer Advisors, LLC, (“Advisors”), Avenel Ventures, LLC ("Ventures"), Avenel Financial Services, LLC ("AFS"), Chanticleer Holdings Limited ("CHL"), Chanticleer Holdings Australia Pty, Ltd. (“CHA”), Chanticleer Investment Partners, LLC (“CIP”), DineOut SA Ltd. ("DineOut”), Kiarabrite (Pty) Ltd (“KPL”), Dimaflo (Pty) Ltd (“DFLO”), Tundraspex (Pty) Ltd (“TPL”), Civisign (Pty) Ltd (“CPL”) and Dimalogix (Pty) Ltd (“DLOG”) (collectively referred to as “the Company,” “we,” “us,” or “the Companies”). All significant inter-company balances and transactions have been eliminated in consolidation.

Effective March 23, 2011, the Company's common stock was forward split, 2 shares for each share issued, pursuant to written consent by a majority of the Company's shareholders. All share references have been adjusted as if the split occurred prior to all periods presented.

Information regarding the Company's subsidiaries is as follows:

•	Advisors was formed as a wholly owned Nevada Limited Liability Company on January 18, 2007 to manage related companies, Chanticleer Investors, LLC ("Investors LLC"), Chanticleer Investors II, LLC ("Investors II") and other investments owned by the Company;

•	Ventures was formed as a wholly owned Nevada Limited Liability Company on December 24, 2008 to provide business management and consulting services to its clients;

•	CHL was formed as a wholly owned Limited Liability Company in Jersey on March 24, 2009 to own the Company's initial 50% interest in Hooters SA, GP, the general partner of the Hooters restaurant franchises in South Africa;

•	CHA was formed on September 30, 2011 in Australia as a wholly owned subsidiary to invest in Hooters restaurants in Australia;

•	CIP was formed as a wholly owned North Carolina limited liability company on September 20, 2011. CIP has not commenced business at December 31, 2011. CIP was formed to manage separate and customized investment accounts for investors. The Company plans to register CIP as a registered investment advisor so that it can market openly to the public;

•	DineOut was formed as a Private Limited Liability Company in England and Wales on October 29, 2009 to raise capital in Europe (the Company owns approximately 89% of DineOut at December 31, 2011);

•	KPL was formed on August 30, 2011 in South Africa to manage the Hooters restaurants in South Africa. The Company owns 80% and local management owns 20% at December 31, 2011;

•	DFLO was formed on August 16, 2011 in South Africa, is owned 90% by the Company and 10% by local investors at December 31, 2011, and owns the Hooters restaurant in Durban, South Africa;

•	TPL was formed on August 18, 2011in South Africa, is owned 95% by the Company and 5% by local investors at December 31, 2011, and owns the Hooters restaurant in Johannesburg, South Africa;

•	CPL was formed on August 29, 2011 in South Africa, is owned 100% by the Company at December 31, 2011 and owns the Hooters restaurant in Cape town, South Africa;

•	DLOG was formed on August 27, 2011 in South Africa, is owned 100% by the Company at December 31, 2011 and owns the Hooters restaurant in the Emperor’s Palace in Johannesburg, South Africa; and

•	AFS was formed as a Nevada Limited Liability Company on February 19, 2009 to provide unique financial services to the restaurant, real estate development, investment advisor/asset management and philanthropic organizations. AFS's business operation was not activated and was discontinued in September 2011.

GOING CONCERN

At December 31, 2011 and 2010, the Company had current assets of $623,681 and $158,718; current liabilities of $3,627,306 and $645,634; and a working capital deficit of $3,003,625 and $486,916, respectively. The Company incurred a loss of $1,103,390 during the year ended December 31, 2011 and had an unrealized loss from available-for-sale securities of $13,005 and foreign currency translation losses of $6,357, resulting in a comprehensive loss of $1,122,752.

The Company's corporate general and administrative expenses averaged approximately $295,000 per quarter during 2011. In the fourth quarter of 2011, $64,000 was added when we began consolidating the South African operations. The Company expects costs to increase as we expand our footprint internationally in 2012. Effective October 1, 2011, the Company acquired majority control of the restaurants in South Africa and began consolidating these operations. The Company also will share 49% of the profits in our Hooters location opened in January 2012 in Campbelltown, Australia, a suburb of Sydney.

In addition, the Company has a note with a balance at December 31, 2011 of $242,964 owed to its bank which is due in August 2013 and a line of credit with its bank with a balance at December 31, 2011 of $1,165,000 (total available $2,000,000) due on August 20, 2012. We also have convertible notes payable with certain investors with a balance at December 31, 2011 of $1,625,000 due in the second quarter of 2012. The Company plans to continue to use limited partnerships, if the Company’s contemplated raise is not completed, to fund its share of costs for additional Hooters restaurants.

The Company expects to meet its obligations in 2012 with some or all of the following:

•	File an S-1 Registration during the second quarter of 2012, and, assuming it becomes effective, plans to raise up to $15,000,000 from the sale of common stock and warrant units;

•	The Company received $100,000 in January 2012 as a fee for its CEO sitting on the Board of Hooters of America and expect to continue to receive this fee for the next three years based on the current agreement;

•	Extend a portion of its existing line of credit;

•	Convert its convertible notes payable into common stock.

If the above events do not occur or if the Company does not raise sufficient capital, substantial doubt about the Company’s ability to continue as a going concern exists. These consolidated financial statements do not reflect any adjustments that might result from the outcome of these uncertainties.